Loan receivables, net - Loan portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loan receivables, gross	$ 13,589	$ 19,679
Installment loans to individuals
Loan receivables, gross	207	595
Real estate backed loan
Loan receivables, gross	2,616	5,288
Securities backed loan
Loan receivables, gross	1,499	1,058
Commercial loans
Loan receivables, gross	$ 9,267	$ 12,738